Revenue (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenues
Revenue	$ 23,565	$ 21,049	$ 20,152
Emerging Markets
Revenues
Revenue	8,165	6,891	6,149
US
Revenues
Revenue	$ 7,747	$ 6,876	$ 6,169
Rebate, returns and chargebacks (as a percent)	3.60%	3.20%	8.90%
Europe
Revenues
Revenue	$ 4,350	$ 4,459	$ 4,753
World
Revenues
Revenue	3,303	2,823	3,081
Oncology
Revenues
Revenue	8,667	6,028	4,024
Oncology | Emerging Markets
Revenues
Revenue	2,211	1,528	1,126
Oncology | US
Revenues
Revenue	3,449	2,412	1,120
Oncology | Europe
Revenues
Revenue	1,423	1,053	885
Oncology | World
Revenues
Revenue	1,584	1,035	893
Tagrisso
Revenues
Revenue	3,189	1,860	955
Tagrisso | Emerging Markets
Revenues
Revenue	762	347	135
Tagrisso | US
Revenues
Revenue	1,268	869	405
Tagrisso | Europe
Revenues
Revenue	474	314	187
Tagrisso | World
Revenues
Revenue	685	330	228
Imfinzi
Revenues
Revenue	1,469	633	19
Imfinzi | Emerging Markets
Revenues
Revenue	30	6
Imfinzi | US
Revenues
Revenue	1,041	564	19
Imfinzi | Europe
Revenues
Revenue	179	27
Imfinzi | World
Revenues
Revenue	219	36
Lynparza
Revenues
Revenue	1,198	647	297
Lynparza | Emerging Markets
Revenues
Revenue	133	51	18
Lynparza | US
Revenues
Revenue	626	345	141
Lynparza | Europe
Revenues
Revenue	287	190	130
Lynparza | World
Revenues
Revenue	152	61	8
Calquence
Revenues
Revenue	164	62	3
Calquence | Emerging Markets
Revenues
Revenue	2
Calquence | US
Revenues
Revenue	162	62	3
Faslodex
Revenues
Revenue	892	1,028	941
Faslodex | Emerging Markets
Revenues
Revenue	198	154	115
Faslodex | US
Revenues
Revenue	328	537	492
Faslodex | Europe
Revenues
Revenue	229	221	256
Faslodex | World
Revenues
Revenue	137	116	78
Zoladex
Revenues
Revenue	813	752	735
Zoladex | Emerging Markets
Revenues
Revenue	492	409	353
Zoladex | US
Revenues
Revenue	7	8	15
Zoladex | Europe
Revenues
Revenue	135	133	141
Zoladex | World
Revenues
Revenue	179	202	226
Iressa
Revenues
Revenue	423	518	528
Iressa | Emerging Markets
Revenues
Revenue	286	286	251
Iressa | US
Revenues
Revenue	17	26	39
Iressa | Europe
Revenues
Revenue	70	109	112
Iressa | World
Revenues
Revenue	50	97	126
Arimidex
Revenues
Revenue	225	212	217
Arimidex | Emerging Markets
Revenues
Revenue	152	132	118
Arimidex | US
Revenues
Revenue			7
Arimidex | Europe
Revenues
Revenue	28	31	34
Arimidex | World
Revenues
Revenue	45	49	58
Casodex
Revenues
Revenue	200	201	215
Casodex | Emerging Markets
Revenues
Revenue	127	113	108
Casodex | US
Revenues
Revenue		1	(1)
Casodex | Europe
Revenues
Revenue	16	20	22
Casodex | World
Revenues
Revenue	57	67	86
Oncology, Others
Revenues
Revenue	94	115	114
Oncology, Others | Emerging Markets
Revenues
Revenue	29	30	28
Oncology, Others | Europe
Revenues
Revenue	5	8	3
Oncology, Others | World
Revenues
Revenue	60	77	83
CVRM
Revenues
Revenue	6,906	6,710	7,266
CVRM | Emerging Markets
Revenues
Revenue	2,978	2,695	2,367
CVRM | US
Revenues
Revenue	2,209	2,206	2,371
CVRM | Europe
Revenues
Revenue	1,151	1,230	1,659
CVRM | World
Revenues
Revenue	568	579	869
Farxiga
Revenues
Revenue	1,543	1,391	1,074
Farxiga | Emerging Markets
Revenues
Revenue	471	336	232
Farxiga | US
Revenues
Revenue	537	591	489
Farxiga | Europe
Revenues
Revenue	373	315	242
Farxiga | World
Revenues
Revenue	162	149	111
Brilinta
Revenues
Revenue	1,581	1,321	1,079
Brilinta | Emerging Markets
Revenues
Revenue	462	326	224
Brilinta | US
Revenues
Revenue	710	588	509
Brilinta | Europe
Revenues
Revenue	351	348	295
Brilinta | World
Revenues
Revenue	58	59	51
Bydureon
Revenues
Revenue	549	584	574
Bydureon | Emerging Markets
Revenues
Revenue	11	8	9
Bydureon | US
Revenues
Revenue	459	475	458
Bydureon | Europe
Revenues
Revenue	66	81	88
Bydureon | World
Revenues
Revenue	13	20	19
Onglyza
Revenues
Revenue	527	543	611
Onglyza | Emerging Markets
Revenues
Revenue	176	172	130
Onglyza | US
Revenues
Revenue	230	223	320
Onglyza | Europe
Revenues
Revenue	70	89	104
Onglyza | World
Revenues
Revenue	51	59	57
Byetta
Revenues
Revenue	110	126	176
Byetta | Emerging Markets
Revenues
Revenue	12	8	12
Byetta | US
Revenues
Revenue	68	74	114
Byetta | Europe
Revenues
Revenue	19	29	34
Byetta | World
Revenues
Revenue	11	15	16
Other diabetes
Revenues
Revenue	52	39	53
Other diabetes | Emerging Markets
Revenues
Revenue	1	(1)	1
Other diabetes | US
Revenues
Revenue	40	34	52
Other diabetes | Europe
Revenues
Revenue	9	5
Other diabetes | World
Revenues
Revenue	2	1
Lokelma
Revenues
Revenue	14
Lokelma | US
Revenues
Revenue	13
Lokelma | Europe
Revenues
Revenue	1
Crestor
Revenues
Revenue	1,278	1,433	2,365
Crestor | Emerging Markets
Revenues
Revenue	806	841	784
Crestor | US
Revenues
Revenue	104	170	373
Crestor | Europe
Revenues
Revenue	148	203	666
Crestor | World
Revenues
Revenue	220	219	542
Seloken/Toprol-XL
Revenues
Revenue	760	712	695
Seloken/Toprol-XL | Emerging Markets
Revenues
Revenue	686	641	593
Seloken/Toprol-XL | US
Revenues
Revenue	37	39	37
Seloken/Toprol-XL | Europe
Revenues
Revenue	25	19	52
Seloken/Toprol-XL | World
Revenues
Revenue	12	13	13
Atacand
Revenues
Revenue	221	260	300
Atacand | Emerging Markets
Revenues
Revenue	160	157	178
Atacand | US
Revenues
Revenue	12	13	19
Atacand | Europe
Revenues
Revenue	30	70	86
Atacand | World
Revenues
Revenue	19	20	17
CVDM, Others
Revenues
Revenue	271	301	339
CVDM, Others | Emerging Markets
Revenues
Revenue	193	207	204
CVDM, Others | US
Revenues
Revenue	(1)	(1)
CVDM, Others | Europe
Revenues
Revenue	59	71	92
CVDM, Others | World
Revenues
Revenue	20	24	43
BioPharmaceuticals: Respiratory
Revenues
Revenue	5,391	4,911	4,706
BioPharmaceuticals: Respiratory | Emerging Markets
Revenues
Revenue	1,987	1,644	1,388
BioPharmaceuticals: Respiratory | US
Revenues
Revenue	1,653	1,416	1,509
BioPharmaceuticals: Respiratory | Europe
Revenues
Revenue	1,107	1,229	1,216
BioPharmaceuticals: Respiratory | World
Revenues
Revenue	644	622	593
Symbicort
Revenues
Revenue	2,495	2,561	2,803
Symbicort | Emerging Markets
Revenues
Revenue	547	495	439
Symbicort | US
Revenues
Revenue	829	862	1,099
Symbicort | Europe
Revenues
Revenue	678	773	819
Symbicort | World
Revenues
Revenue	441	431	446
Pulmicort
Revenues
Revenue	1,466	1,286	1,176
Pulmicort | Emerging Markets
Revenues
Revenue	1,190	995	840
Pulmicort | US
Revenues
Revenue	110	116	156
Pulmicort | Europe
Revenues
Revenue	81	90	92
Pulmicort | World
Revenues
Revenue	85	85	88
Fasenra
Revenues
Revenue	704	297	1
Fasenra | Emerging Markets
Revenues
Revenue	5	1
Fasenra | US
Revenues
Revenue	482	218	1
Fasenra | Europe
Revenues
Revenue	118	32
Fasenra | World
Revenues
Revenue	99	46
Daliresp/Daxas
Revenues
Revenue	215	189	198
Daliresp/Daxas | Emerging Markets
Revenues
Revenue	4	5	4
Daliresp/Daxas | US
Revenues
Revenue	184	155	167
Daliresp/Daxas | Europe
Revenues
Revenue	26	28	26
Daliresp/Daxas | World
Revenues
Revenue	1	1	1
Duaklir
Revenues
Revenue	77	95	79
Duaklir | Emerging Markets
Revenues
Revenue	1	1
Duaklir | US
Revenues
Revenue	3
Duaklir | Europe
Revenues
Revenue	71	91	77
Duaklir | World
Revenues
Revenue	2	3	2
Bevespi
Revenues
Revenue	42	33	16
Bevespi | US
Revenues
Revenue	42	33	16
Breztri
Revenues
Revenue	2
Breztri | World
Revenues
Revenue	2
Respiratory, Others
Revenues
Revenue	390	450	433
Respiratory, Others | Emerging Markets
Revenues
Revenue	240	147	105
Respiratory, Others | US
Revenues
Revenue	3	32	70
Respiratory, Others | Europe
Revenues
Revenue	133	215	202
Respiratory, Others | World
Revenues
Revenue	14	56	56
Other medicines
Revenues
Revenue	2,601	3,400	4,156
Other medicines | Emerging Markets
Revenues
Revenue	989	1,024	1,268
Other medicines | US
Revenues
Revenue	436	842	1,169
Other medicines | Europe
Revenues
Revenue	669	947	993
Other medicines | World
Revenues
Revenue	507	587	726
Nexium
Revenues
Revenue	1,483	1,702	1,952
Nexium | Emerging Markets
Revenues
Revenue	748	690	684
Nexium | US
Revenues
Revenue	218	306	499
Nexium | Europe
Revenues
Revenue	63	235	248
Nexium | World
Revenues
Revenue	454	471	521
Synagis
Revenues
Revenue	358	665	687
Synagis | Emerging Markets
Revenues
Revenue		1
Synagis | US
Revenues
Revenue	46	287	317
Synagis | Europe
Revenues
Revenue	312	377	370
Losec/Prilosec
Revenues
Revenue	263	272	271
Losec/Prilosec | Emerging Markets
Revenues
Revenue	179	161	140
Losec/Prilosec | US
Revenues
Revenue	10	7	11
Losec/Prilosec | Europe
Revenues
Revenue	49	70	77
Losec/Prilosec | World
Revenues
Revenue	25	34	43
Seroquel XR/IR
Revenues
Revenue	191	361	508
Seroquel XR/IR | Emerging Markets
Revenues
Revenue	50	118	151
Seroquel XR/IR | US
Revenues
Revenue	34	108	193
Seroquel XR/IR | Europe
Revenues
Revenue	88	107	127
Seroquel XR/IR | World
Revenues
Revenue	19	28	37
Other, Others
Revenues
Revenue	306	400	738
Other, Others | Emerging Markets
Revenues
Revenue	12	54	293
Other, Others | US
Revenues
Revenue	128	134	149
Other, Others | Europe
Revenues
Revenue	157	158	171
Other, Others | World
Revenues
Revenue	$ 9	$ 54	$ 125
Regulatory - Medicaid and state programmes | US
Revenues
Rebate, returns and chargebacks (as a percent)	1.30%	2.60%	1.70%
Contractual - Managed-care and Medicare | US
Revenues
Rebate, returns and chargebacks (as a percent)	1.90%	1.20%	3.50%